INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

18.INTANGIBLE ASSETS

Intangible assets comprise the following:

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2023	22,832	1,042	23,874
Additions	2,915	359	3,274
Disposals/Retirements	—	—	—
Foreign exchange differences	(17)	(28)	(46)
12/31/2023	25,729	1,372	27,102
Accumulated amortization/write downs
1/1/2023	7,495	552	8,046
Amortization	3,975	158	4,133
Disposals/Retirements	—	—	—
Foreign exchange differences	(17)	(26)	(44)
12/31/2023	11,452	684	12,136
Carrying amount:
1/1/2023	15,337	490	15,828
12/31/2023	14,278	689	14,966

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2022	22,968	6,461	29,429
Additions	3,219	389	3,607
Disposals/Retirements	(3,355)	(5,807)	(9,162)
Foreign exchange differences	—	(1)	(1)
12/31/2022	22,832	1,042	23,874
Accumulated amortization/write downs
1/1/2022	7,174	6,280	13,454
Amortization	3,529	80	3,609
Disposals/Retirements	(3,208)	(5,807)	(9,015)
Foreign exchange differences	—	(2)	(2)
12/31/2022	7,495	552	8,046
Carrying amount:
1/1/2022	15,794	181	15,976
12/31/2022	15,337	490	15,828

Retirements relate to intangibles assets with a net book value of zero that are no longer in use by SCHMID and have therefore been eliminated from the asset register.

Development costs represent internally generated intangible assets related to process and manufacturing technologies for various industries such as printed circuit board ("PCB"), substrate manufacturing, photovoltaics, and glass and energy storage, wet processes (horizontal, vertical and single panel) and vacuum processes. Patents and licenses include software licenses, licenses for the use of know-how and acquired patents. The amount of borrowing costs capitalised during the period 2023 is €494 thousand (December 31, 2022: €640 thousand) with a capitalisation rate of 10% (December 31, 2022: 10%).

SCHMID receives government grants that are related to self-developed technology and processes recognized as intangible assets. The grants are received to compensate for incurred expenses that are capitalized as intangible assets and therefore SCHMID reduces the asset value by the amount of the grant. An amount of €159 thousand was deducted from the capitalized book value during 2023, €268 thousand during 2022 and €723 thousand during 2021.

Impairment test on development cost

At each balance sheet date SCHMID performs an impairment test on development costs that are capitalized but not yet ready for use. The impairment test is performed on a CGU level. The recoverable amount of the CGU that includes these development costs (the entity using those technologies) was estimated based on the present value of the future cashflows expected to be derived from the CGU (fair value less cost to sell), using a pre-tax discount rate of 12.89% (December 31, 2022: 11.17%). The recoverable amount of the CGU was estimated to be higher than its carrying amount and no impairment was required.